Net Loss Per Share Attributable to Common Stockholders - Schedule of Outstanding Shares of Potentially Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - shares
	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	2,770,785	15,760,709	15,276,723	15,067,522
Redeemable Convertible Preferred Stock on an as-Converted Basis [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	12,541,340	12,605,800	12,539,109
Redeemable Convertible Preferred Stock Warrants on an as Converted Basis [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	185,889	229,034	193,583
Convertible Notes On Conversion Basis [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	0	0
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	2,770,785	3,033,480	2,441,889	2,334,830